N-2 - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001260729
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Gabelli Dividend & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Fund is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 533,914 and 864,994 common shares in the open market at investments of $12,703,600 and $20,259,551, respectively, and at average discounts of approximately 12.59% and 14.68% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(533,914)	$(12,703,600)	(864,994)	$(20,259,551)

As of June 30, 2025 Fund had an effective shelf registration authorizing the offering of $500 million of common or preferred shares or notes.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series H, Series J, Series K, and Series M Preferred Shares at redemption prices of $25, $25,000, $25, and $10, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates were typically set by an auction process generally held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applied. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. The absence of successful auctions that established dividend rates based on prevailing short term interest rates could have led to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares were no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 shares of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares. On June 26, June 27, and June 28, 2024, respectively, the Fund redeemed all Series B Preferred Shares, Series C Preferred Shares, and Series E Preferred Shares at the redemption prices of $25,000 per share.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

On October 11, 2024, June 6, 2025, and June 26, 2025, respectively, the Fund issued 15,000,000 shares, 300,000 shares, and 350,000 shares of 5.200% Series M Preferred, receiving $149,850,000, $3,000,000, and $3,500,000, respectively, after deduction of estimated offering expenses. The Series M Preferred has a liquidation preference of $10 per share, is callable at the Fund’s option on December 26, 2025, is puttable during the 60-day period ending December 26, 2025, and June 26, 2026, and has a mandatory redemption date on December 26, 2026. On May 1, 2025 the Board approved an increase in the distribution rate of the Series M Preferred to 5.200%.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the liquidation preference plus accumulated and unpaid dividends. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 29,668 and 48,572 Series H Preferred at investments of $677,648 and $1,186,060, and at average discounts of approximately 8.72% and 2.41%. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 76,403 and 251,560 Series K Preferred at investments of $1,408,404 and $5,043,264, respectively, and at average discounts of approximately 26.34% and 19.96% from its liquidation preference.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
H 5.375%	June 7, 2019	2,000,000	1,910,360	$48,145,405	Fixed Rate	5.375%	$40,485
J 4.500%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	4.500%	90,688
K 4.250%	October 4, 2021	6,000,000	5,403,016	144,875,000	Fixed Rate	4.250%	157,796
M 5.200%	October 11, 2024	—	15,650,000	156,350,000	Fixed Rate	5.200%	90,422

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On February 24, 2025, the Board announced that it had approved the spin off of a newly created closed-end fund (Gabelli Preferred Securities Trust or “GPS”) whose investment objective will be to seek income and capital appreciation by investing in preferred securities.

Document Period End Date	Jun. 30, 2025
Common Stocks [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 29.23
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	88,619,647
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 2,050	$ 2,050	$ 2,050	$ 66,175
Senior Securities Coverage per Unit			$ 192,043	$ 181,407	$ 173,763	$ 207,979
Preferred Stock Liquidating Preference			25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit			$ 25,000	$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			0	0	0	3,000
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 1,350	$ 1,350	$ 1,350	$ 81,100
Senior Securities Coverage per Unit			$ 192,043	$ 181,407	$ 173,763	$ 207,979
Preferred Stock Liquidating Preference			25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit			$ 25,000	$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			0	0	0	3,000
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 3,100	$ 3,100	$ 3,100	$ 12,000
Senior Securities Coverage per Unit			$ 192,043	$ 181,407	$ 173,763	$ 207,979
Preferred Stock Liquidating Preference			25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit			$ 25,000	$ 25,000	$ 25,000	$ 25,000
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 100,000	$ 100,000
Senior Securities Coverage per Unit					$ 173.76	$ 207.98
Preferred Stock Liquidating Preference					25.00	25.00
Senior Securities Average Market Value per Unit					$ 25.60	$ 25.77
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]					4,000,000	4,000,000
Series H Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 47,759	$ 48,501	$ 49,715	$ 49,820	$ 50,000	$ 50,000
Senior Securities Coverage per Unit	$ 158.67	$ 153.19	$ 192.04	$ 181.41	$ 173.76	$ 207.98
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 23.29	$ 23.89	$ 24.05	$ 24.96	$ 27.46	$ 26.49
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	H 5.375%
Outstanding Security, Authorized [Shares]	2,000,000
Outstanding Security, Held [Shares]	1,910,360
Outstanding Security, Not Held [Shares]	1,910,000	1,940,000	1,989,000	1,993,000	2,000,000	2,000,000
Series J Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 145,100	$ 145,100	$ 145,100	$ 145,100	$ 145,100
Senior Securities Coverage per Unit	$ 158,669	$ 153,191	$ 192,043	$ 181,407	$ 173,763
Preferred Stock Liquidating Preference	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	J 4.500%
Outstanding Security, Authorized [Shares]	6,116
Outstanding Security, Held [Shares]	5,804
Outstanding Security, Not Held [Shares]	6,000	6,000	6,000	6,000	6,000
Series K Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 135,075	$ 137,080	$ 143,369	$ 145,630	$ 150,000
Senior Securities Coverage per Unit	$ 158.67	$ 153.19	$ 192.04	$ 181.41	$ 173.76
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 18.58	$ 19.36	$ 19.29	$ 20.34	$ 25.38
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	K 4.250%
Outstanding Security, Authorized [Shares]	6,000,000
Outstanding Security, Held [Shares]	5,403,016
Outstanding Security, Not Held [Shares]	5,403,000	5,483,000	5,735,000	5,825,000	6,000,000
Series M Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 156,500	$ 150,000
Senior Securities Coverage per Unit	$ 63.47	$ 61.28
Preferred Stock Liquidating Preference	10.00	10.00
Senior Securities Average Market Value per Unit	$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	M 5.200%
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]	15,650,000
Outstanding Security, Not Held [Shares]	15,650,000	15,000,000
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On February 24, 2025, the Board announced that it had approved the spin off of a newly created closed-end fund (Gabelli Preferred Securities Trust or “GPS”) whose investment objective will be to seek income and capital appreciation by investing in preferred securities.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series H, Series J, Series K, and Series M Preferred Shares at redemption prices of $25, $25,000, $25, and $10, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates were typically set by an auction process generally held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applied. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. The absence of successful auctions that established dividend rates based on prevailing short term interest rates could have led to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares were no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 shares of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares. On June 26, June 27, and June 28, 2024, respectively, the Fund redeemed all Series B Preferred Shares, Series C Preferred Shares, and Series E Preferred Shares at the redemption prices of $25,000 per share.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

On October 11, 2024, June 6, 2025, and June 26, 2025, respectively, the Fund issued 15,000,000 shares, 300,000 shares, and 350,000 shares of 5.200% Series M Preferred, receiving $149,850,000, $3,000,000, and $3,500,000, respectively, after deduction of estimated offering expenses. The Series M Preferred has a liquidation preference of $10 per share, is callable at the Fund’s option on December 26, 2025, is puttable during the 60-day period ending December 26, 2025, and June 26, 2026, and has a mandatory redemption date on December 26, 2026. On May 1, 2025 the Board approved an increase in the distribution rate of the Series M Preferred to 5.200%.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the liquidation preference plus accumulated and unpaid dividends. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 29,668 and 48,572 Series H Preferred at investments of $677,648 and $1,186,060, and at average discounts of approximately 8.72% and 2.41%. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 76,403 and 251,560 Series K Preferred at investments of $1,408,404 and $5,043,264, respectively, and at average discounts of approximately 26.34% and 19.96% from its liquidation preference.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
H 5.375%	June 7, 2019	2,000,000	1,910,360	$48,145,405	Fixed Rate	5.375%	$40,485
J 4.500%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	4.500%	90,688
K 4.250%	October 4, 2021	6,000,000	5,403,016	144,875,000	Fixed Rate	4.250%	157,796
M 5.200%	October 11, 2024	—	15,650,000	156,350,000	Fixed Rate	5.200%	90,422